Reserves (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Changes in Reserves
The following table summarizes the changes in the Company’s reserves during the years ended December 31, 2023 and 2022:

	Note	Share-based compensation	Equity component of convertible notes	Other	Total
Balance – December 31, 2021		$25,113	$18,539	$3,386	$47,038
Exercise of stock options and settlement of RSUs and pRSUs	19(b)	(9,887)	—	—	(9,887)
Share-based compensation	19(d)	4,469	—	—	4,469
Balance – December 31, 2022		19,695	18,539	3,386	41,620
Equity component of convertible notes issued	13(b)	—	31,688	—	31,688
Exercise of stock options and settlement of RSUs and pRSUs	19(b)	(3,896)	—	—	(3,896)
Share-based compensation	19(d)	9,665	—	—	9,665
Balance – December 31, 2023		$25,464	$50,227	$3,386	$79,077